Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning, Balance	$ 95,006	$ 98,189
Business combination	16,073	277
Measurement period adjustments	2,977	(18)
Foreign currency translation adjustments	3,687	(3,442)
Goodwill, Ending, Balance	117,743	95,006
IT professional services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	46,691	48,403
Business combination	12,691
Measurement period adjustments	(785)	(18)
Foreign currency translation adjustments	1,749	(1,694)
Goodwill, Ending, Balance	60,346	46,691
Software services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	48,315	49,786
Business combination	3,382	277
Measurement period adjustments	3,762
Foreign currency translation adjustments	1,938	(1,748)
Goodwill, Ending, Balance	$ 57,397	$ 48,315